Financial Instruments - Categories of Financial Instruments (Detail) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Financial assets
Mandatorily measured at FVTPL	$ 1,214		$ 1,005
Hedging financial assets	3	$ 0	1
Financial assets at amortized cost (Note a)	93,016		91,049
Financial assets at FVOCI	6,806		4,667
Financial liabilities
Measured at FVTPL Held for trading	0		0
Hedging financial liabilities	0		2
Financial liabilities at amortized cost (Note b)	$ 63,015		$ 69,231